BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) subscriber in Millions, $ in Millions	7 Months Ended
	Jul. 31, 2025 USD ($) fundingRound	Aug. 22, 2025 employee subscriber	Aug. 11, 2025 USD ($)	Jul. 10, 2025 USD ($)	Jul. 02, 2025 USD ($)	Mar. 27, 2025 USD ($)	Nov. 29, 2024	Oct. 31, 2023	Oct. 30, 2023 appeal
Disclosure of voluntary change in accounting policy [line items]
Number of appeals filed | appeal									2
Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Cash on hand	$ 376
Number of funding rounds | fundingRound	2
Repayments of bonds, notes and debentures	$ 585
Major business combination | Kyivstar Group and Cohen Circle
Disclosure of voluntary change in accounting policy [line items]
Contractual capital commitments				$ 52
Major business combination | Cohen Circle Class A Shareholders | Kyivstar Group and Cohen Circle
Disclosure of voluntary change in accounting policy [line items]
Contractual capital commitments			$ 178
VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks
Disclosure of voluntary change in accounting policy [line items]
Facility amount						$ 210
VEON MidCo BV - senior unsecured notes due 2029 | Notes issued
Disclosure of voluntary change in accounting policy [line items]
Notional amount					$ 200
Ukraine | Ongoing conflict between Russia and Ukraine
Disclosure of voluntary change in accounting policy [line items]
Number of subscribers | subscriber		23
Number of employees | employee		4,200
Ukraine | Kyivstar
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen								47.85%
Percentage of corporate rights unfrozen							0.4785
Ukraine | Ukraine Tower Company
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen								100.00%
Ukraine | Kyivstar Tech
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen								100.00%
Ukraine | Helsi Ukraine
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights frozen								69.99%
Ukraine | Ukranian Subsidiaries Excluding Kyistar
Disclosure of voluntary change in accounting policy [line items]
Percentage of corporate rights unfrozen							1